Stock Options (Details)							3 Months Ended		12 Months Ended
	Feb. 29, 2024 $ / shares	Jan. 17, 2024 $ / shares shares	Apr. 16, 2022 $ / shares shares	Oct. 15, 2021 $ / shares shares	Nov. 21, 2020 shares	Oct. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Stock Options [Line Items]
Issued an aggregate shares of common stock						545,182
Conversion price (in Dollars per share) | $ / shares	$ 1	$ 3.5				$ 2
Converted salaries and consulting fees (in Dollars) | $						$ 1,090,361				$ 1,895,556
Stock options to purchase shares					545,182
Options vested grant date exercisable			10 years	10 years	10 years
Number of directors			5	11
Number of employees				3
Granted options to purchase									0	761,920
Stock-based compensation expense (in Dollars) | $							$ 0	$ 0
Conversion price per share (in Dollars per share) | $ / shares	$ 1					$ 2
Recognized stock-based compensation expense (in Dollars) | $							$ 1,935,755	$ 0	$ 0	$ 1,241,930
2016 Equity Incentive Plan [Member]
Stock Options [Line Items]
Stock options to purchase shares			761,920	1,280,002
Exercise price per share (in Dollars per share) | $ / shares			$ 3	$ 3
Weighted average grant date fair value of options granted (in Dollars per share) | $ / shares									$ 2.79	$ 2.79
Granted options to purchase		1,241,615							3,860,211